Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES:
Application development services	$ 3,847,199	$ 20,323,422	$ 21,985,214
Consulting and technical support services	2,538,500	4,555,352	3,797,354
Subscription services	758,526	936,913	881,443
Trading revenue	3,338,584	6,277,141
Total revenues	10,482,809	32,092,828	26,664,011
COST OF REVENUES
Cost of application development services	2,443,460	12,785,491	15,320,446
Cost of consulting and technical support services	983,700	2,198,310	1,803,239
Cost of subscription services	104,499	156,113	147,631
Cost of trading revenue	3,183,729	6,237,601
Total cost of revenues	6,715,388	21,377,515	17,271,316
GROSS PROFIT	3,767,421	10,715,313	9,392,695
OPERATING EXPENSES
Sales and marketing	1,956,811	2,775,526	2,675,028
General and administrative	7,732,287	6,004,186	5,559,426
Provision for doubtful accounts	4,733,183	1,100,606	191,148
Research and development	3,459,987	2,611,742	2,780,944
Share based compensation	5,983,907	6,335,246	1,473,976
Total operating expenses	23,866,175	18,827,306	12,680,522
OPERATING LOSS	(20,098,754)	(8,111,993)	(3,287,827)
OTHER INCOME (EXPENSE)
Other (expense) income	608	(36,881)	106,026
(Loss) gain from disposition of a subsidiary	(1,009)	714
Change in fair value of convertible debt	(2,448,936)	(1,508,229)	(15,258,333)
Total other expense	(2,449,337)	(1,544,396)	(15,152,307)
LOSS BEFORE INCOME TAXES	(22,548,091)	(9,656,389)	(18,440,134)
INCOME TAX BENEFIT	(999,391)	(173,941)	(80,532)
NET LOSS	(21,548,700)	(9,482,448)	(18,359,602)
Less: loss attributable to non-controlling interests	(43,102)	(141,106)	(105,945)
NET LOSS ATTRIBUTABLE TO POWERBRIDGE	(21,505,598)	(9,341,342)	(18,253,657)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(6,012,211)	1,880,131	809,672
COMPREHENSIVE LOSS	(27,560,911)	(7,602,317)	(17,549,930)
Less: comprehensive loss attributable to non-controlling interest	(22,888)	(145,516)	(112,103)
COMPREHENSIVE LOSS ATTRIBUTABLE TO POWERBRIDGE	$ (27,538,023)	$ (7,456,801)	$ (17,437,827)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES *
Basic and diluted (in Shares)	109,064,183	49,264,375	16,150,065
LOSS PER SHARE
Basic and diluted (in Dollars per share)	$ (0.2)	$ (0.19)	$ (1.13)